CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013 Class A common stock	Dec. 31, 2012 Class A common stock	Mar. 31, 2013 Class B common stock	Dec. 31, 2012 Class B common stock	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor Class A common stock	Dec. 31, 2012 Successor Class B common stock
Net of allowance for doubtful accounts receivable					$ 1
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized					100,000,000
Common stock, shares issued	64,262,967	63,413,288	51,154,280	51,154,280	77,034,015	63,413,288	51,154,280
Common stock, shares outstanding	62,210,323	62,103,989	51,154,280	51,154,280	75,383,455	62,103,989	51,154,280
Treasury stock, shares issued					472,565